Energy Infrastructure Assets - Summary of Reconciliation of Finance Leases (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Detailed Information About Reconciliation Of Finance Lease [Abstract]
Opening balance	$ 204	$ 217
Additions	87	48
Interest revenue	22	23
Payments (principal and interest)	(73)	(59)
Derecognition on disposal		(24)
Other	(2)	(2)
Currency translation effects		1
Closing balance	$ 238	$ 204